STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
General and administrative	$ 1,036,785	$ 2,597,010
(Loss) from operations	(1,036,785)	(2,597,010)
Other income:
Investment income	2,255,356	2,281,976
(Loss) income before income tax (benefit) expense	1,218,571	(315,034)
Income tax (benefit) expense	193,963	(193,962)
Net (loss) income	$ 1,024,608	$ (121,072)
Class A Restricted
Other income:
Basic and diluted net income per share	$ 0.42	$ 0.05
Weighted average number of common stock shares outstanding	28,107,345	36,000,000
Class B stock
Other income:
Basic and diluted net income per share	$ (1.50)	$ (0.20)
Weighted average number of common stock shares outstanding	7,241,879	9,000,000